UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              Advisors Series Trust
               (Exact name of registrant as specified in charter)



                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)



                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5344
               Registrant's telephone number, including area code


Date of fiscal year end: November 30, 2003
                         -----------------


Date of reporting period:  May 31, 2003
                           ------------

Item 1. Report to Stockholders.

                                     HOWARD
                            CAPITAL APPRECIATION FUND
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2003



                        Howard Capital Appreciation Fund

Dear Shareholder:

The equity market rally continues, as the psychology of the investor community, which remembers the strong rally upon the inception of the Gulf War in 1991, has carried the equity markets to new recovery highs since the March retracement lows. The positive divergences that began to surface over the past several weeks have become the foundation for a more positive near-term outlook and the broad markets have responded by appreciating more than 25% since early March.

We believe that the current strength in the equity markets is not due to improved business fundamentals, but rather, is based upon the expectation that the Federal Reserve will respond to the current weakness with "non-conventional measures" in an effort to stimulate economic growth. While we support the belief that the Fed and, indeed, Washington will implement any and all measures in their respective efforts to place the economy on a growth path, current stock market price levels may have already discounted this possibility. Adding fuel to the fire, Chairman Greenspan recently mentioned the probability of taking out some "additional insurance" with further interest rate cuts.

As a result, fixed-income investors have leveraged their positions to an extreme that has produced new lows in yields, with the 10-year Treasury approaching an astonishing 3% (as of this writing). This rally in the fixed-income markets has, in turn, apparently convinced equity investors that the efforts by the Federal Reserve and Washington will be of sufficient magnitude to recreate the equity "bubble" that peaked during the first quarter of calendar 2000. In recognition of the massive efforts underway to reflate the economy, recent fears of a deflationary environment have shifted to optimism regarding corporate profit growth. Investors are beginning to move away from their defensive posture of the past few years as speculation and greed have once again replaced risk aversion and safety.

The success of the military campaign in Iraq, and more specifically the efforts of the coalition to secure Iraq's oil fields, have quelled fears of a long-term supply shock in oil. The price of oil had increased to over $40/barrel over the last several months due not only to the uncertainty in Iraq, but also to the strikes that had severely reduced production in Venezuela and Nigeria. With the oil fields and distribution channels now relatively safe, the price of oil has dropped dramatically. We believe that this decline in prices has created a significant long-term opportunity to invest in the energy sector. As such, we have selectively increased our exposure to the Energy sector, and oil services companies in particular.

Although the stock market is usually a reliable leading indicator of an economic recovery, the economy is not as yet on a strong growth path. Industrial production continues to decline and is now more than 2% below it's level of last September. Retail sales and personal consumption expenditures also continue the weakening trend they began in January. A survey of purchasing managers continues to hover just above recession levels. With the postwar rebound yet to materialize, the Federal Reserve has all but admitted that the current economic weakness is not due to geopolitical events.

With equity valuations at record levels, and with the recent market rally already underway for several weeks, it is now approaching a percentage gain comparable to prior rallies. We believe that now is not the time for an increase in equity exposure.

Sincerely,

/s/ Anthony Orphanos
------------------------
Anthony Orphanos
Chief Investment Officer


Opinions expressed are those of the advisor, are subject to change and are not guaranteed. Sector allocations and portfolio holdings are subject to change and are not recommendations to buy or sell any security. Please see the following Semi-Annual Report for more Fund holdings information. Mutual fund investing involves risk; loss of principal is possible. (07/03)

                        Howard Capital Appreciation Fund

SCHEDULE OF INVESTMENTS at May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
Shares   COMMON STOCKS: 67.17%                                      Market Value
--------------------------------------------------------------------------------

         Agricultural Chemicals: 3.87%
30,000   Agrium, Inc. . . . . . . . . . . . . . . . . . . .            $357,000
                                                                    -----------
         Aerospace/Defense - Equipment: 4.82%
17,000   Honeywell International, Inc. . . . . . . . . . .              445,400
                                                                    -----------
         Automobiles & Components: 1.91%
 5,000   General Motors Corp. . . . . . . . . . . . . . . .             176,650
                                                                    -----------
         Consumer Goods: 2.91%
 8,000   The Gillette Co. . . . . . . . . . . . . . . . . .             268,880
                                                                    -----------
         Electric Equipment: 2.83%
 5,000   Emerson Electric Co. . . . . . . . . . . . . . . .             261,500
                                                                    -----------
         Electronic Components - Semiconductor: 2.89%
13,000   Texas Instruments, Inc. . . . . . . . . . . . . .              266,500
                                                                    -----------
         Farm Machinery & Equipment: 4.07%
21,000   AGCO Corp.* . . . . . . . . . . . . . . . . . . .              375,480
                                                                    -----------
         Financials - Diversified Financial Services: 13.48%
 6,700   American International Group, Inc. . . . . . . . .             387,796
 8,900   Citigroup, Inc. . . . . . . . . . . . . . . . . .              365,078
15,000   J.P. Morgan Chase & Co. . . . . . . . . . . . . .              492,900
                                                                    -----------
                                                                      1,245,774
                                                                    -----------
         Food & Kinderd Products: 2.98%
23,000   Archer-Daniels-Midland Co. . . . . . . . . . . . .             275,310
                                                                    -----------
         Healthcare - Pharmaceuticals: 5.11%
 8,500   Merck & Co, Inc. . . . . . . . . . . . . . . . . .             472,430
                                                                    -----------
         Medical - Biomedical/Genomics: 5.97%
 5,800   Amgen, Inc.* . . . . . . . . . . . . . . . . . . .             375,492
15,000   Applera Corporation - Celera Genomics Group* . . .             176,250
                                                                    -----------
                                                                        551,742
                                                                    -----------
         Multimedia: 2.14%
13,000   AOL Time Warner, Inc.* . . . . . . . . . . . . . . . .         197,860
                                                                    -----------

         Oil & Gas Extraction 12.39%
3,800    Devon Energy Corp. . . . . . . . . . . . . . . . . . .         197,600
5,500    Encana Corp. . . . . . . . . . . . . . . . . . . . . .         201,575
5,800    Ensco International, Inc. . . . . . . . . . . . . . .          174,000
8,000    Global SantaFe Corp. . . . . . . . . . . . . . . . . .         199,040
8,000    Rowan Companies, Inc.* . . . . . . . . . . . . . . . .         191,520
4,000    Weatherford International, Ltd.* . . . . . . . . . . .         181,400
                                                                   ------------
                                                                      1,145,135
                                                                   ------------
         Technology - Semiconductors: 1.80%
8,000    Intel Corp. . . . . . . . . . . . . . . . . . . . . .          166,560
                                                                   ------------

         Total Common Stocks (Cost $8,045,819) . . . . . . . .        6,206,221
                                                                   ------------

--------------------------------------------------------------------------------
          SHORT-TERM INVESTMENTS: 8.39%
--------------------------------------------------------------------------------
775,286  Federated Cash Trust Treasury Money Market (Cost $775,286)     775,286

         Total Investments in Securities (Cost $8,821,105): 75.56%    6,981,507
         Other Assets Less Liabilities: 24.44% . . . . . . . . . .    2,258,482
                                                                   -------------
         Net Assets: 100.00% . . . . . . . . . . . . . . . . . . .   $9,239,989
                                                                   =============


         SECURITIES SOLD SHORT: (32.41%)
--------------------------------------------------------------------------------
100,000  Semiconductor HOLDRs Trust . . . . . . . . . . . . . .      $2,995,000
                                                                   =============
*Non-income producing security.



See Notes to Financial Statements.

                        Howard Capital Appreciation Fund

STATEMENT OF ASSETS AND LIABILITIES at May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value
        (identified cost $8,821,105)                               $ 6,981,507
     Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2,735,874
     Receivables
         Due from broker . . . . . . . . . . . . . . . . . . . . .   2,738,149
         Dividends and interest . . . . . . . . . . . . . . . . . .     11,225
     Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . .      9,267
                                                                   ------------
              Total assets . . . . . . . . . . . . . . . . . . . .  12,476,022
                                                                   ------------

LIABILITIES
     Securities sold short, at value (Proceeds of $2,738,157) . . . 2,995,000 Payables
         Securities purchased . . . . . . . . . . . . . . . . . . .    119,735
         Fund shares redeemed . . . . . . . . . . . . . . . . . . .    100,000
         Due to advisor . . . . . . . . . . . . . . . . . . . . . .      2,911
         Distribution fees . . . . . . . . . . . . . . . . . . . .       1,997
         Due to administrator . . . . . . . . . . . . . . . . . . .      2,548
     Accrued expenses and other liabilities . . . . . . . . . . . .     13,842
                                                                   ------------
              Total liabilities . . . . . . . . . . . . . . . . . .  3,236,033
                                                                   ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 9,239,989
                                                                   ============

Net asset value, offering and redemption price per share
  [$9,239,989/1,010,535 shares outstanding; unlimited number of
  shares (par value $0.01) authorized] . . . . . . . . . . . . . .        $9.14
                                                                          =====

COMPONENTS OF NET ASSETS
     Paid-in capital . . . . . . . . . . . . . . . . . . .          $13,474,956
     Accumulated net realized loss on investments . . . . .          (2,138,526)
     Net unrealized depreciation on:
         Investments . . . . . . . . . . . . . . . . . . .           (1,839,598)
         Short positions . . . . . . . . . . . . . . . . .             (256,843)
                                                                  -------------
              Net assets . . . . . . . . . . . . . . . . .          $ 9,239,989
                                                                  =============

See Notes to Financial Statements.

                        Howard Capital Appreciation Fund

STATEMENT OF OPERATIONS - For the Six Months Ended May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
     Income
         Dividend Income . . . . . . . . . . . . . . . . . . .          $39,799
         Interest Income . . . . . . . . . . . . . . . . . . .           11,072
         Other Income . . . . . . . . . . . . . . . . . . . . .             210
                                                                  -------------
                                                                         51,081
                                                                  -------------
     Expenses
         Advisory fees (Note 3) . . . . . . . . . . . . . . . .          46,547
         Administration fee (Note 3) . . . . . . . . . . . . .           14,959
         Professional fees . . . . . . . . . . . . . . . . . .           13,460
         Distribution Expense (Note 3) . . . . . . . . . . . .           11,637
         Fund accounting fees . . . . . . . . . . . . . . . . .           9,444
         Registration fees . . . . . . . . . . . . . . . . . .            7,989
         Transfer agent fees . . . . . . . . . . . . . . . . .            7,466
         Trustees' fees . . . . . . . . . . . . . . . . . . . .           2,739
         Reports to shareholders . . . . . . . . . . . . . . .            2,481
         Custody fees . . . . . . . . . . . . . . . . . . . . .           2,240
         Miscellaneous . . . . . . . . . . . . . . . . . . . .            1,022
         Insurance expense . . . . . . . . . . . . . . . . . .              819
                                                                  -------------
              Total expenses . . . . . . . . . . . . . . . . .          120,803
              Less: advisory fee waiver (Note 3) . . . . . . .          (30,036)
                                                                  -------------
              Net expenses . . . . . . . . . . . . . . . . . .           90,767
                                                                  -------------
                  Net investment loss . . . . . . . . . . . . .         (39,686)
                                                                  -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     Net realized loss on:
         Investments . . . . . . . . . . . . . . . . . . . . .          (51,527)
         Short positions . . . . . . . . . . . . . . . . . . .          (63,752)
                                                                  -------------
                                                                       (115,279)
                                                                  -------------

     Net change in unrealized appreciation/(depreciation) on:
         Investments . . . . . . . . . . . . . . . . . . . . .          152,471
         Short positions . . . . . . . . . . . . . . . . . . .         (256,843)
                                                                  -------------
                                                                       (104,372)
                                                                  -------------
     Net realized and unrealized loss on investments . . . . .         (219,651)
                                                                  -------------
         Net Decrease in Net Assets Resulting from Operations .      $ (259,337)
                                                                  =============

See Notes to Financial Statements.

                        Howard Capital Appreciation Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Year
                                                                    Period Ended   Ended
                                                                    May 31, 2003 November 30,
                                                                    (Unaudited)     2002

DECREASE IN NET ASSETS FROM:
OPERATIONS
     Net investment loss . . . . . . . . . . . . . . . . . . . . .      (39,686)   $  (72,482)
     Net realized loss on investments and securities sold short . .    (115,279)     (560,636)
     Net change in unrealized depreciation
        on investments and short positions . . . . . . . . . . . .     (104,372)     (827,004)
                                                                   ------------   -----------
         Net decrease in net assets resulting
         from operations . . . . . . . . . . . . . . . . . . . . .     (259,337)   (1,460,122)
                                                                   ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income . . . . . . . . . . . . . . . . . .          --       (27,851)
                                                                   ------------   -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net (decrease)/increase in net assets derived from net change
        in outstanding shares (a) . . . . . . . . . . . . . . . . .    (619,913)      303,184
                                                                   ------------   -----------
         Total decrease in net assets . . . . . . . . . . . . . . .    (879,250)   (1,184,789)
                                                                   ------------   -----------

NET ASSETS
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . .  10,119,239    11,304,028
                                                                   ------------   -----------
End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $9,239,989   $10,119,239
                                                                   ============   ===========



(a) A summary of share transactions is as follows:


                                        Period Ended                   Year
                                        May 31, 2003                   Ended
                                        (Unaudited)               November 30, 2002
                                  ---------------------------------------------------------
                                   Shares    Paid in Capital    Shares  Paid in Capital
                                   ------    ---------------    ------  ---------------
Shares sold      . . . . . . . . .     35,556      $ 312,861    304,197     $ 2,802,047
Shares issued on
 reinvestments of distributions. .         --             --      2,517          27,525
Shares redeemed    . . . . . . . .   (105,656)      (932,774)  (255,125)     (2,526,388)
                                    ---------      ---------   --------     -----------
Net increase/(decrease) . . . . .     (70,100)     $(619,913)    51,589     $   303,184
                                    =========      =========   ========     ===========

See Notes to Financial Statements.

                        Howard Capital Appreciation Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

----------------------------------------------------------------------------------------------------
                                         Period Ended                             December 29, 1998*
                                         May 31, 2003      Year Ended November 30,      through
                                         (Unaudited)    2002    2001    2000^     November 30, 1999
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period . .    $9.36      $10.98  $10.73    $12.04       $10.00
                                           ------      ------  ------    ------       ------
Income from investment operations:
     Net investment (loss) . . . . . . .    (0.04)      (0.07)  (0.02)    (0.04)          --
     Net realized and unrealized
       (loss)/gain on investments . . . .   (0.18)      (1.52)   0.39     (1.27)        2.04
                                           ------      ------  ------    ------       ------
Total from investment operations . . . .    (0.22)      (1.59)   0.37     (1.31)        2.04
                                           ------      ------  ------    ------       ------
Less distributions:
     From net investment income . . . . .      --       (0.03)   0.00**    0.00**         --
     From realized gain from
       security transactions . . . . . .       --          --   (0.12)       --           --
                                           ------      ------  ------    ------       ------
Total distributions . . . . . . . . . . .      --       (0.03)  (0.12)       --           --
                                           ------      ------  ------    ------       ------
Net asset value, end of period . . . . .    $9.14       $9.36  $10.98    $10.73       $12.04
                                           ======      ======  ======    ======       ======

Total return . . . . . . . . . . . . . .    (2.35%)++  (14.53%)  3.50%   (10.86%)      20.40%++

Ratios/supplemental data:
Net assets, end of period (thousands) . .  $9,240     $10,119 $11,304   $13,835       $9,992

Ratio of expenses to average net assets:
     Before expense reimbursement . . . .    2.60%+      2.50%   2.42%     2.01%        4.39%+
     After expense reimbursement . . . .     1.95%+      1.95%   1.95%     1.95%        1.95%+

Ratio of net investment (loss)/income
  to average net assets
     After expense reimbursement . . . .    (0.85%)+    (0.74%) (0.17%)   (0.26%)       0.07%+

Portfolio turnover rate . . . . . . . . .   33.31%++   200.78% 187.57%   181.51%      211.31%++

*    Commencement of operations.
**   Amount distributed represents less than one-half of one cent per share.
+    Annualized.
++   Not Annualized
^    Computed using average shares outstanding.

See Notes to Financial Statements.


                        Howard Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS at May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Howard Capital Appreciation Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek growth of capital. The Fund attempts to achieve its objective by investing primarily in equity securities of large to mid capitalization companies. The Fund began operations on December 29, 1998.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          Effective June 13, 2003, the Board of Trustees amended the valuation procedures to allow for the use of the NASDAQ Official Closing Price ("NOCP") for securities primarily traded on the NASDAQ National Market System, when applicable.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     E. Securities Sold Short. The Fund may sell securities it does not own in anticipation of a decline in the market value of the securities. The Fund will generally borrow the security (generally from the broker through which the short sale is made) sold short in order to make delivery to the buyer then replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the proceeds of the short sale are retained by the broker and the Fund is required to pay to the broker a negotiated portion of any dividend or interest which accrue during the period of the loan. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale as the price of the security increases. Losses on securities sold short may be unlimited.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended May 31, 2003, Howard Capital Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended May 31, 2003, the Fund incurred $46,547 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.95% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended May 31, 2003, the Advisor reduced its fees in the amount of $30,036; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $251,441 and expire as follows:

                        Year                 Amount
                        ----                 ------
                        2004                $113,646
                        2005                 107,759
                        2006                  30,036
                                            --------
                                            $251,441
                                            ========

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:



Fund asset level                               Fee rate
----------------                               --------
Less than $15 million                          $30,000
$15 million to less than $50 million           0.20% of average daily net assets
$50 million to less than $100 million          0.15% of average daily net assets
$100 million to less than $150 million         0.10% of average daily net assets
More than $150 million                         0.05% of average daily net assets

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the period ended May 31, 2003, the Fund paid the Distribution Coordinator $11,637.

     Quasar  Distributors,  LLC (the "Distributor") acts as the Fund's principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     During the period ended May 31, 2003, the aggregate purchases and sales of securities (excluding short-term investments) were:

                                      Purchases                Sales
                                      ---------               ---------
Long Transactions                     $2,366,782            $3,168,852
Short Sale Transactions               $2,610,164            $4,992,543


                        Howard Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS at May 31, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------

NOTE 5 - INCOME TAXES

     At May 31, 2003, the cost of Securities for Federal income tax purposes was $8,818,822. Gross unrealized appreciation and depreciation of securities as follows:

Gross tax unrealized appreciation                                $243,584
Gross tax unrealized depreciation                              (2,340,025)
                                                          ---------------
         Net tax unrealized depreciation                       $2,096,441
                                                          ===============


     As of November 30, 2002, the Fund's most recently completed fiscal year end, the Fund had capital loss carryforwards of:

                               Year                         Amount
                               ----                         ------
                               2007                       $(177,758)
                               2009                      (1,232,062)
                               2010                        (613,428)
                                                        -----------
                                                        $(2,023,248)
                                                        ===========

     The tax composition of dividends paid during the six months ended May 31, 2003 and the year ended November 30, 2002 were as follows:

                                                   2003       2002
Distributions paid from:
Ordinary income                                     --      $27,851
Long-term capital gain                              --           --
                                                  -------   -------
                                                    --      $27,851
                                                  =======   =======

     As of May 31, 2003, there were no distributable earnings on a tax basis.

NOTE 6 - SUBSEQUENT EVENTS

     On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent accountants for the Howard Capital Appreciation Fund (the "Fund"), a series of Advisors Series Trust (the "Company"). On June 13, 2003, the Company retained Tait Weller & Baker CPA's, LLP ("Tait") as the independent accountants for the Funds. The retention of Tait as the independent accountants of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

     The reports of PwC on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

     In connection with its audits for the two most recent fiscal years and through June 13, 2003, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

                                     HOWARD
                               CAPITAL MANAGEMENT


                                     ADVISOR
                            HOWARD CAPITAL MANAGEMENT
                        45 ROCKEFELLER PLAZA, SUITE 1440
                            NEW YORK, NEW YORK 10111

                                   DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                       615 EAST MICHIGAN STREET, 2ND FLOOR
                           MILWAUKEE, WISCONSIN 53202

                                    CUSTODIAN
                                 U.S. BANK, N.A.
                                425 WALNUT STREET
                             CINCINNATI, OHIO 45202

                                 TRANSFER AGENT
                           U.S. BANCORP FUND SERVICES,LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (866) 205-0528

                             INDEPENDENT ACCOUNTANTS
                              TAIT, WELLER & BAKER
                         1818 MARKET STREET, SUITE 2400
                        PHILADELPHIA, PENNSYLVANIA 19103

                                  LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 SECOND STREET, 24TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 866-205-0528.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Advisors Series Trust

         By (Signature and Title) /s/ Eric M. Banhazl
                                  --------------------------
                                  Eric M. Banhazl, President

         Date     7/31/03
               ----------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  Advisors Series Trust

         By (Signature and Title) /s/ Douglas G. Hess
                                  --------------------------
                                  Douglas G. Hess, Treasurer

         Date  7/31/03
               -------